Loans, Impaired Loans and Allowance for Credit Losses - Allowance For Credit Losses (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	$ 5,139	$ 5,147
Provision for credit losses	6,084	3,028
Net write-offs	(2,941)	(2,942)
Other, including foreign currency adjustment	(465)	(94)
Provision for credit losses
Balance at end of year	7,817	5,139
Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	5,077	5,065
Provision for credit losses
Balance at end of year	7,639	5,077
Allowance for credit losses on acceptances [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	6	8
Provision for credit losses
Balance at end of year	77	6
Allowance for credit losses on off balance sheet exposures [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	56	74
Provision for credit losses
Balance at end of year	101	56
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	680	678
Provision for credit losses	418	104
Net write-offs	(79)	(74)
Other, including foreign currency adjustment	(135)	(28)
Provision for credit losses
Remeasurement	367	56
Newly originated or purchased financial assets	39	58
Derecognition of financial assets and maturities	(18)	(10)
Changes in models and methodologies	30
Gross write-offs	(97)	(100)
Recoveries	18	26
Foreign exchange and other movements	(135)	(28)
Balance at end of year	884	680
Residential mortgages [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	680
Provision for credit losses
Balance at end of year	884	680
Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	2,065	2,109
Provision for credit losses	2,632	1,489
Net write-offs	(1,381)	(1,534)
Other, including foreign currency adjustment	(161)	1
Provision for credit losses
Remeasurement	2,396	1,210
Newly originated or purchased financial assets	424	460
Derecognition of financial assets and maturities	(253)	(181)
Changes in models and methodologies	65
Gross write-offs	(1,611)	(1,818)
Recoveries	230	284
Foreign exchange and other movements	(161)	1
Balance at end of year	3,155	2,065
Loans to consumers [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	2,065
Provision for credit losses
Balance at end of year	3,155	2,065
Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	1,255	1,213
Provision for credit losses	1,672	1,161
Net write-offs	(975)	(1,105)
Other, including foreign currency adjustment	(66)	(14)
Provision for credit losses
Remeasurement	1,622	972
Newly originated or purchased financial assets	155	312
Derecognition of financial assets and maturities	(140)	(123)
Changes in models and methodologies	35
Gross write-offs	(1,163)	(1,324)
Recoveries	188	219
Foreign exchange and other movements	(66)	(14)
Balance at end of year	1,886	1,255
Credit Card [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	1,255
Provision for credit losses
Balance at end of year	1,886	1,255
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	1,139	1,147
Provision for credit losses	1,362	274
Net write-offs	(506)	(229)
Other, including foreign currency adjustment	(103)	(53)
Provision for credit losses
Remeasurement	1,260	308
Newly originated or purchased financial assets	315	178
Derecognition of financial assets and maturities	(288)	(195)
Changes in models and methodologies	13	(14)
Gross write-offs	(534)	(274)
Recoveries	28	45
Foreign exchange and other movements	(112)	(54)
Balance at end of period including off-balance sheet exposures	1,815	1,133
Less: Allowance for credits losses on off-balance sheet exposures	101	56
Balance at end of year	1,892	1,139
Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	1,133	1,139
Provision for credit losses
Balance at end of year		1,133
Business and government [member] | Net Amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	1,077
Provision for credit losses
Balance at end of year	1,714	1,077
Business and government [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	1,077
Provision for credit losses
Balance at end of year	1,714	1,077
Stage 1 [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	1,312
Provision for credit losses
Balance at end of year	1,964	1,312
Stage 1 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	126	112
Provision for credit losses
Remeasurement	(20)	(88)
Newly originated or purchased financial assets	39	58
Derecognition of financial assets and maturities	(4)	(1)
Changes in models and methodologies	7
Transfer to (from)stage 1	111	61
Transfer to (from)stage 2	(18)	(15)
Foreign exchange and other movements	(51)	(1)
Balance at end of year	190	126
Stage 1 [member] | Residential mortgages [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	126
Provision for credit losses
Balance at end of year	190	126
Stage 1 [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	609	578
Provision for credit losses
Remeasurement	(559)	(597)
Newly originated or purchased financial assets	424	460
Derecognition of financial assets and maturities	(92)	(81)
Changes in models and methodologies	16
Transfer to (from)stage 1	832	458
Transfer to (from)stage 2	(282)	(198)
Transfer to (from)stage 3	(6)	(4)
Foreign exchange and other movements	(78)	(7)
Balance at end of year	864	609
Stage 1 [member] | Loans to consumers [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	609
Provision for credit losses
Balance at end of year	864	609
Stage 1 [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	424	401
Provision for credit losses
Remeasurement	(213)	(356)
Newly originated or purchased financial assets	155	312
Derecognition of financial assets and maturities	(72)	(59)
Changes in models and methodologies	6
Transfer to (from)stage 1	365	263
Transfer to (from)stage 2	(146)	(131)
Foreign exchange and other movements	(18)	(6)
Balance at end of year	501	424
Stage 1 [member] | Credit Card [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	424
Provision for credit losses
Balance at end of year	501	424
Stage 1 [member] | Business and government [member]
Provision for credit losses
Remeasurement	146	(47)
Newly originated or purchased financial assets	315	178
Derecognition of financial assets and maturities	(200)	(141)
Changes in models and methodologies	11	(9)
Transfer to (from)stage 1	48	55
Transfer to (from)stage 2	(28)	(15)
Transfer to (from)stage 3	(2)
Foreign exchange and other movements	(3)	(3)
Balance at end of period including off-balance sheet exposures	478	191
Less: Allowance for credits losses on off-balance sheet exposures	69	38
Stage 1 [member] | Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	191	173
Provision for credit losses
Balance at end of year		191
Stage 1 [member] | Business and government [member] | Net Amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	153
Provision for credit losses
Balance at end of year	409	153
Stage 1 [member] | Business and government [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	153
Provision for credit losses
Balance at end of year	409	153
Stage 2 [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	2,170
Provision for credit losses
Balance at end of year	3,718	2,170
Stage 2 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	229	206
Provision for credit losses
Remeasurement	150	27
Derecognition of financial assets and maturities	(14)	(9)
Changes in models and methodologies	6
Transfer to (from)stage 1	(90)	(52)
Transfer to (from)stage 2	101	108
Transfer to (from)stage 3	(42)	(44)
Foreign exchange and other movements	(38)	(7)
Balance at end of year	302	229
Stage 2 [member] | Residential mortgages [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	229
Provision for credit losses
Balance at end of year	302	229
Stage 2 [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	865	887
Provision for credit losses
Remeasurement	1,582	561
Derecognition of financial assets and maturities	(161)	(100)
Changes in models and methodologies	33
Transfer to (from)stage 1	(821)	(450)
Transfer to (from)stage 2	358	281
Transfer to (from)stage 3	(343)	(321)
Foreign exchange and other movements	(42)	7
Balance at end of year	1,471	865
Stage 2 [member] | Loans to consumers [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	865
Provision for credit losses
Balance at end of year	1,471	865
Stage 2 [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	831	812
Provision for credit losses
Remeasurement	1,174	543
Derecognition of financial assets and maturities	(68)	(64)
Changes in models and methodologies	29
Transfer to (from)stage 1	(365)	(263)
Transfer to (from)stage 2	146	131
Transfer to (from)stage 3	(307)	(293)
Foreign exchange and other movements	(55)	(35)
Balance at end of year	1,385	831
Stage 2 [member] | Credit Card [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	831
Provision for credit losses
Balance at end of year	1,385	831
Stage 2 [member] | Business and government [member]
Provision for credit losses
Remeasurement	467	50
Derecognition of financial assets and maturities	(72)	(27)
Changes in models and methodologies	2	(5)
Transfer to (from)stage 1	(48)	(55)
Transfer to (from)stage 2	31	18
Transfer to (from)stage 3	(27)	(7)
Foreign exchange and other movements	(24)	(2)
Balance at end of period including off-balance sheet exposures	592	263
Less: Allowance for credits losses on off-balance sheet exposures	32	18
Stage 2 [member] | Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	263	291
Provision for credit losses
Balance at end of year		263
Stage 2 [member] | Business and government [member] | Net Amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	245
Provision for credit losses
Balance at end of year	560	245
Stage 2 [member] | Business and government [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	245
Provision for credit losses
Balance at end of year	560	245
Stage 3 [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	1,595
Provision for credit losses
Balance at end of year	1,957	1,595
Stage 3 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	325	360
Provision for credit losses
Remeasurement	237	117
Changes in models and methodologies	17
Transfer to (from)stage 1	(21)	(9)
Transfer to (from)stage 2	(83)	(93)
Transfer to (from)stage 3	42	44
Gross write-offs	(97)	(100)
Recoveries	18	26
Foreign exchange and other movements	(46)	(20)
Balance at end of year	392	325
Stage 3 [member] | Residential mortgages [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	325
Provision for credit losses
Balance at end of year	392	325
Stage 3 [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	591	644
Provision for credit losses
Remeasurement	1,373	1,246
Changes in models and methodologies	16
Transfer to (from)stage 1	(11)	(8)
Transfer to (from)stage 2	(76)	(83)
Transfer to (from)stage 3	349	325
Gross write-offs	(1,611)	(1,818)
Recoveries	230	284
Foreign exchange and other movements	(41)	1
Balance at end of year	820	591
Stage 3 [member] | Loans to consumers [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	591
Provision for credit losses
Balance at end of year	820	591
Stage 3 [member] | Credit Card [member]
Provision for credit losses
Remeasurement	661	785
Transfer to (from)stage 3	307	293
Gross write-offs	(1,163)	(1,324)
Recoveries	188	219
Foreign exchange and other movements	7	27
Stage 3 [member] | Credit Card [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	0
Provision for credit losses
Balance at end of year		0
Stage 3 [member] | Business and government [member]
Provision for credit losses
Remeasurement	647	305
Derecognition of financial assets and maturities	(16)	(27)
Transfer to (from)stage 2	(3)	(3)
Transfer to (from)stage 3	29	7
Gross write-offs	(534)	(274)
Recoveries	28	45
Foreign exchange and other movements	(85)	(49)
Balance at end of period including off-balance sheet exposures	745	679
Stage 3 [member] | Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	679	675
Provision for credit losses
Balance at end of year		679
Stage 3 [member] | Business and government [member] | Net Amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	679
Provision for credit losses
Balance at end of year	745	679
Stage 3 [member] | Business and government [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	679
Provision for credit losses
Balance at end of year	$ 745	$ 679